SEMI ANNUAL REPORT


                                FEBRUARY 28, 1998


                           TEMPLETON GLOBAL BOND FUND




[LOGO] FRANKLIN TEMPLETON




PAGE


[LOGO] CELEBRATING OVER 50 YEARS


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.


[PHOTO OF THOMAS LATTA APPEARS HERE]

THOMAS LATTA
Portfolio Manager
Templeton Global Bond Fund




PAGE


SHAREHOLDER LETTER


Your Fund's Objective: The Templeton Global Bond Fund seeks current income with capital appreciation and growth of income, through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world. The Fund also may invest in preferred stock, common stocks which pay dividends, income-producing securities convertible into common stocks of such companies, and depository receipts.


CONTENTS


Shareholder Letter.............   1

Performance Summary
  Class I......................   5
  Class II.....................   7
  Advisor Class................   8

Financial Highlights &
Statement of Investments.......  10

Financial Statements...........  16

Notes to Financial
Statements.....................  19



Dear Shareholder:

We are pleased to bring you this semi-annual report of the Templeton Global Bond Fund, which covers the period ended February 28, 1998. Global fixed-income performance for the six months under review was influenced by low inflation readings in almost all markets, and by a flight to high quality assets as the Asian currency crises caused many investors to reduce their emerging market holdings and seek safe harbor in bond markets like those of the United States.

Despite accelerating economic growth, interest rates declined in many of the world's markets, and bonds provided investors with attractive returns for the period under review. In the U.S., as the risk of inflation continued to decline, ten-year Treasury note


[FUND CATEGORY PYRAMID APPEARS HERE]


You may find a complete listing of the Fund's portfolio holdings beginning on page 13 of this report.

PAGE



yields fell from 6.30% at the beginning of the period to about 5.57% at the end, with a resulting 4.66% rise in value of such notes. Other markets also experienced significant declines in yield and a corresponding appreciation in bond value. Influenced by declining inflation in Europe, yields on ten-year German government bonds fell during the period from 5.69% to 4.95%, with bond values appreciating 3.43%.* The resurgence in value of European currencies relative to the U.S. dollar also benefited bonds by contributing to declining interest rates in Europe. However, although bonds generally provided positive returns, there were industrial and emerging market countries where bonds did not fare as well. Within this environment, the Fund's Class I shares delivered a 2.41% six-month cumulative total return, as discussed in the Performance Summary on page 5.

GEOGRAPHIC DISTRIBUTION OF
ISSUERS OF SECURITIES
Based on Total Net Assets
2/28/98

United States...............  37.1%
Canada......................   7.6%
Latin America...............   6.3%
Europe......................  34.2%
Australia & New Zealand.....   5.6%
Asia........................   1.1%
Short-Term Investment of
  Other Net Assets..........   8.1%

Reacting to the depreciation of the U.S. dollar near the beginning of the period and believing that it would likely rebound, we reduced the Fund's exposure to non-U.S. currencies. We increased our use of hedges during the period, specifically against European and Australian currencies and our net exposure fell from 34.8% of total net assets to 22.4% for European currencies and from 4% to less than 2% for Australian currencies. In fact, the U.S. dollar recovered against many other currencies by the end of the period, and our use of hedges helped protect the portfolio from declines in value of our foreign currency-denominated holdings.

In December 1997 and January 1998, we increased the Fund's interest-rate sensitivity by purchasing bonds with longer maturities because we believed interest rates of many countries would decline in the near term. We lengthened the Fund's average maturity from




*Source: Bloomberg. Change in value is measured in U.S. dollars and represents price appreciation only.


2

PAGE



4.3 years at the beginning of the period to 5.0 years at the end, primarily with our U.S., German, and Italian holdings.

We believe that the future for global bond markets will be affected by the ultimate impact of the Asian crises on other industrialized economies. Will the crises cause growth to slow significantly in industrial markets? Will domestic demand in non-Asian markets offset the impact of slower growth in Asia? Will the risk of higher inflation resulting from low unemployment in many countries be reduced by slower growth in Asia? The answers to these questions should affect the course for interest rates over the balance of 1998. In our opinion, the impact of the Asian crises on U.S. economic growth should be relatively small. It could even be beneficial from an inflation perspective resulting in stable or modestly declining U.S. interest rates. However, improved growth rates in Europe during the year could lead to somewhat higher interest rates there. But the creation of a common European currency, which is scheduled to be introduced in January 1999, will be the focus for most markets and may help to keep European interest rates relatively low, at least for the first half of the year.

We also believe the U.S. dollar's value will probably be an important factor in global financial markets. The strength of the U.S. economy, the persistent weakness of the Japanese economy, and relatively low European interest rates may help to keep the dollar's value firm in the intermediate term. Eventually, however, slower Asian growth coupled with stronger European growth may cause a weakening U.S. dollar.

PORTFOLIO BREAKDOWN
Based on Total Net Assets
2/28/98

Government Bonds              84.4%

Corporate Bonds                4.9%

Common & Preferred Stocks      2.5%

Limited Partnerships           0.1%

Short-Term Investments &
Other Net Assets               8.1%


This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Because economic and market conditions are


                                                                               3

PAGE


constantly changing, our strategies and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of February 28, 1998, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.

It is important to remember that there are special risks involved with global investing related to market, currency, economic, social, political, and other factors, in addition to the heightened risks associated with the relatively small size and lesser liquidity of developing markets.

We thank you for your participation in the Templeton Global Bond Fund and look forward to serving your investment needs in the months and years to come.

Sincerely,




/s/ Thomas Latta

Thomas Latta
Portfolio Manager
Templeton Global Bond Fund


4

PAGE


PERFORMANCE SUMMARY




CLASS I

Templeton Global Bond Fund - Class I produced a 2.41% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge. While we expect market volatility in the short term, we have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 6, the Fund's Class I shares delivered a 142.69% cumulative total return since its inception on September 18, 1986.

During the reporting period, the Fund's share price, as measured by net asset value, decreased 7 cents ($0.07), from $9.82 on August 31, 1997, to $9.75 on February 28, 1998. During this time, shareholders received per-share distributions of 30.0 cents ($0.3000) in dividend income and 0.5 cents ($0.0050) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.




Past performance is not predictive of future results.


                                                                               5

PAGE


CLASS I
Periods ended 2/28/98

                                                                       SINCE
                                                                     INCEPTION
                                     1-YEAR     5-YEAR    10-YEAR    (9/18/86)
                                     -------   --------   --------   ---------
Cumulative Total Return(1)             4.10%     39.65%    112.62%    142.69%
Average Annual Total Return(2)        -0.31%      5.99%      7.36%      7.65%
Value of $10,000 Investment(3)       $9,969    $13,375    $20,349    $23,246

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the initial sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, Fund shares were offered at a higher sales charge; thus, actual total returns would have been lower.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, Fund shares were offered at a higher sales charge; thus, actual total returns would have been lower.

On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance. All calculations assume reinvestment of dividends and capital gains, if any, at net asset value.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.




Past performance is not predictive of future results.


6

PAGE


CLASS II

Templeton Global Bond Fund - Class II produced a 2.11% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

During the reporting period, the Fund's share price, as measured by net asset value, decreased 8 cents ($0.08), from $9.83 on August 31, 1997, to $9.75 on February 28, 1998. During this time, shareholders received per-share distributions of 28.1 cents ($0.2810) in dividend income and 0.5 cents ($0.0050) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


CLASS II
Periods ended 2/28/98

                                                                        SINCE
                                                                      INCEPTION
                                                      1-YEAR          (5/1/95)
                                                     --------         ---------
Cumulative Total Return(1)                              3.69%           26.65%
Average Annual Total Return(2)                          1.69%            8.33%
Value of $10,000 Investment(3)                       $10,169          $12,541

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods, and includes the 1.0% initial sales charge and 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include all sales charges.

All calculations assume reinvestment of dividends and capital gains, if any, at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.




Past performance is not predictive of future results.


                                                                               7

PAGE


ADVISOR CLASS

Templeton Global Bond Fund - Advisor Class produced a 2.44% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

During the reporting period, the Fund's share price, as measured by net asset value, decreased 8 cents ($0.08), from $9.82 on August 31, 1997, to $9.74 on February 28, 1998. During this time, shareholders received per-share distributions of 31.29 cents ($0.3129) in dividend income and 0.5 cents ($0.0050) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.




Past performance is not predictive of future results.


8

PAGE


ADVISOR CLASS
Periods ended 2/28/98

                                                                        SINCE
                                                                      INCEPTION
                                                                     OF THE FUND
                                      1-YEAR*    5-YEAR*   10-YEAR*   (9/18/86)*
                                      -------    -------   --------   ----------
Cumulative Total Return(1)              4.25%     39.91%    113.02%   143.15%
Average Annual Total Return(1)          4.25%      6.95%      7.86%     8.07%
Value of $10,000 Investment(2),*     $10,425    $13,991    $21,302    $24,315

*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 3.26%.

1. Cumulative total return represents the change in value of an investment over the indicated periods. Average annual total return represents the average annual change in value of an investment over the indicated periods.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the specified dates.

All calculations assume reinvestment of dividends and capital gains, if any, at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.




Past performance is not predictive of future results.


                                                                               9



PAGE



TEMPLETON GLOBAL BOND FUND
Financial Highlights

                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED AUGUST 31,
                                              FEBRUARY 28, 1998    --------------------------------------------------------
                                                 (UNAUDITED)         1997        1996        1995       1994+        1993
                                              -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS I
(For a share outstanding throughout the
  period)
Net asset value, beginning of period......           $9.82            $9.76       $9.32       $9.05       $9.96      $10.55
                                              -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income....................             .30              .63         .69         .73         .72         .82
 Net realized and unrealized gain
   (loss).................................            (.06)             .03         .35         .17        (.91)       (.35)
                                              -----------------------------------------------------------------------------
Total from investment operations..........             .24              .66        1.04         .90        (.19)        .47
                                              -----------------------------------------------------------------------------
Less distributions from:
 Net investment income....................            (.30)            (.60)       (.58)       (.54)       (.53)       (.76)
 Net realized gains.......................            (.01)              --          --          --        (.07)       (.30)
 Tax return of capital....................              --               --        (.02)       (.09)       (.12)         --
                                              -----------------------------------------------------------------------------
Total distributions.......................            (.31)            (.60)       (.60)       (.63)       (.72)      (1.06)
                                              -----------------------------------------------------------------------------
Net asset value, end of period............           $9.75            $9.82       $9.76       $9.32       $9.05       $9.96
                                              =============================================================================
Total Return*.............................           2.41%            6.87%      11.44%      10.43%     (2.01)%       5.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........        $198,057         $198,131    $185,596    $191,301    $205,482    $206,667
Ratios to average net assets:
 Expenses.................................           1.14%**          1.15%       1.13%       1.18%       1.18%       1.01%
 Net investment income....................           6.10%**          6.41%       7.09%       7.99%       7.50%       8.45%
Portfolio turnover rate...................          32.04%          166.69%     109.40%     101.12%     139.23%     266.93%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+Based on weighted average shares outstanding.
 10

PAGE



TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                SIX MONTHS
                                                                   ENDED                   YEAR ENDED AUGUST 31,
                                                             FEBRUARY 28, 1998      -----------------------------------
                                                                (UNAUDITED)          1997          1996         1995+
                                                             ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(For a share outstanding throughout the period)
Net asset value, beginning of period.....................             $9.83           $9.77         $9.31         $9.05
                                                             ----------------------------------------------------------
Income from investment operations:
 Net investment income...................................             .28               .57           .61           .21
 Net realized and unrealized gain (loss).................            (.07)              .05           .41           .24
                                                             ----------------------------------------------------------
Total from investment operations.........................             .21               .62          1.02           .45
                                                             ----------------------------------------------------------
Less distributions from:
 Net investment income...................................            (.28)             (.56)         (.54)         (.15)
 Net realized gains......................................            (.01)               --            --            --
 Tax return of capital...................................              --                --          (.02)         (.04)
                                                             ----------------------------------------------------------
Total distributions......................................            (.29)             (.56)         (.56)         (.19)
                                                             ----------------------------------------------------------
Net asset value, end of period...........................           $9.75             $9.83         $9.77         $9.31
                                                             ==========================================================
Total Return*............................................           2.11%             6.44%        11.20%         5.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)........................         $19,531           $16,629        $6,563        $2,043
Ratios to average net assets:
 Expenses................................................           1.53%**           1.54%         1.56%         1.57%**
 Net investment income...................................           5.70%**           5.96%         6.69%         7.47%**
Portfolio turnover rate..................................          32.04%           166.69%       109.40%       101.12%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
                                                                              11

PAGE



TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                   SIX MONTHS
                                                                      ENDED
                                                                FEBRUARY 28, 1998         YEAR ENDED
                                                                   (UNAUDITED)         AUGUST 31, 1997+
                                                                ---------------------------------------
PER SHARE OPERATING PERFORMANCE - ADVISOR CLASS
(For a share outstanding throughout the period)
Net asset value, beginning of period........................           $9.82                $10.16
                                                                ---------------------------------------
Income from investment operations:
 Net investment income......................................             .31                   .42
 Net realized and unrealized loss...........................            (.07)                 (.34)
                                                                ---------------------------------------
Total from investment operations............................             .24                   .08
                                                                ---------------------------------------
Less distributions from:
 Net investment income......................................            (.31)                 (.42)
 Net realized gains.........................................            (.01)                   --
                                                                ---------------------------------------
Total distributions.........................................            (.32)                 (.42)
                                                                ---------------------------------------
Net asset value, end of period..............................           $9.74                 $9.82
                                                                =======================================
Total Return*...............................................           2.44%                 0.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $13,866               $12,742
Ratios to average net assets:
 Expenses...................................................           0.88%**               0.88%**
 Net investment income......................................           6.35%**               6.76%**
Portfolio turnover rate.....................................          32.04%               166.69%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
                       See Notes to Financial Statements.
 12

PAGE



TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED)

                                                                     SHARES/
                                                                PRINCIPAL AMOUNT**       VALUE
                                                                ----------------     ------------
LONG TERM SECURITIES 91.9%
ARGENTINA 2.5%
Perez Companc SA, 144A, 8.125%, 7/15/07.....................   $     5,000,000       $  4,950,000
Republic of Argentina, 8.375%, 12/20/03.....................           940,000            935,300
                                                                                     ------------
                                                                                        5,885,300
                                                                                     ------------
AUSTRALIA 3.8%
Government of Australia, 10.00%, 10/15/02...................        11,076,000AUD       8,857,875
                                                                                     ------------
CANADA 7.6%
Government of Canada:
 10.50%, 7/01/00............................................        10,600,000CAD       8,300,398
 10.50%, 3/01/01............................................         6,235,000CAD       5,008,239
 10.00%, 5/01/02............................................         5,135,000CAD       4,232,582
                                                                                     ------------
                                                                                       17,541,219
                                                                                     ------------
CHILE 1.7%
Compania Sud Americana de Vapores SA:
 7.375%, 12/08/03...........................................         1,500,000          1,456,875
 144A, 7.375%, 12/08/03.....................................         2,500,000          2,428,125
                                                                                     ------------
                                                                                        3,885,000
                                                                                     ------------
COLOMBIA 1.0%
Republic of Colombia, 7.25%, 2/23/04........................         2,500,000          2,400,000
                                                                                     ------------
DENMARK 1.9%
Government of Denmark, 8.00%, 5/15/03.......................        19,995,000DKK       3,311,484
Kingdom of Denmark, 9.00%, 11/15/00.........................         6,605,000DKK       1,064,944
                                                                                     ------------
                                                                                        4,376,428
                                                                                     ------------
GERMANY 7.7%
Federal Republic of Germany:
 8.00%, 7/22/02.............................................         8,605,000DEM       5,410,294
 Bundesrep, 7.75%, 2/21/00..................................        20,705,000DEM      12,230,440
Government of Germany, 5.25%, 2/21/01.......................           250,000DEM         142,066
                                                                                     ------------
                                                                                       17,782,800
                                                                                     ------------
HONG KONG .1%
PIV Investment Finance (Cayman) Ltd., conv., 4.50%,
  12/01/00..................................................         2,250,000            168,750
                                                                                     ------------
INDIA .1%
Essar Steel Ltd., FRN, 144A, 8.275%, 7/20/99................           315,000            272,475
                                                                                     ------------
INDONESIA .5%
PT Astra International, 9.75%, 4/29/01......................         2,000,000          1,150,000
                                                                                     ------------

                                                                              13

PAGE



TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                     SHARES/
                                                                PRINCIPAL AMOUNT**       VALUE
                                                                ----------------     ------------

LONG TERM SECURITIES (CONT.)
ITALY 6.0%
Buoni Poliennali del Tes:
 12.00%, 1/17/99............................................     2,900,000,000ITL    $  1,705,329
 10.50%, 11/01/00...........................................     3,530,000,000ITL       2,248,994
 10.50%, 9/01/05............................................    12,290,000,000ITL       9,097,261
Government of Italy, 10.50%, 7/15/00........................     1,270,000,000ITL         798,328
                                                                                     ------------
                                                                                       13,849,912
                                                                                     ------------
MEXICO .2%
United Mexican States, 9.75%, 2/06/01.......................           460,000            489,900
                                                                                     ------------
NEW ZEALAND 1.8%
Government of New Zealand, 6.50%, 2/15/00...................         7,240,000NZD       4,149,096
                                                                                     ------------
SOUTH KOREA .4%
Pohang Iron & Steel, 6.625%, 7/01/03........................         1,000,000            868,997
                                                                                     ------------
SPAIN 7.7%
Government of Spain:
 12.25%, 3/25/00............................................       952,710,000ESP       7,145,015
 10.10%, 2/28/01............................................       522,900,000ESP       3,934,504
 10.90%, 8/30/03............................................       520,500,000ESP       4,369,099
+Santander Finance Ltd., B, pfd. ...........................            91,700          2,384,200
                                                                                     ------------
                                                                                       17,832,818
                                                                                     ------------
SWEDEN 5.8%
Kingdom of Sweden:
 13.00%, 6/15/01............................................        20,800,000SEK       3,214,216
 10.25%, 5/05/03............................................        51,400,000SEK       7,878,881
 8.00%, 8/15/07.............................................        15,400,000SEK       2,282,650
                                                                                     ------------
                                                                                       13,375,747
                                                                                     ------------
UNITED KINGDOM 5.1%
United Kingdom:
 8.00%, 12/07/00............................................         5,825,000GBP       9,920,580
 7.00%, 11/06/01............................................         1,175,000GBP       1,968,480
                                                                                     ------------
                                                                                       11,889,060
                                                                                     ------------
UNITED STATES 37.1%
+*Acadia Partners LP........................................           999,667            160,666
+MMI Co. Inc. ..............................................               402              9,548
+Penobscot Partners LP......................................               333              9,770
+Texas Utilities Holding Co. ...............................            70,000          2,830,625
U.S. Treasury Bond, 6.375%, 8/15/02.........................        11,960,000         12,322,543

 14

PAGE


TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                   SHARES/
                                                              PRINCIPAL AMOUNT**        VALUE
                                                              ------------------     -------------
LONG TERM SECURITIES (CONT.)
UNITED STATES (CONT.)

                                                                   SHARES/
                                                              PRINCIPAL AMOUNT**        VALUE
                                                              ------------------     -------------
U.S. Treasury Notes:
 6.125%, 7/31/00............................................   $    10,851,000       $ 10,986,648
 6.625%, 4/30/02............................................        22,605,000         23,452,710
 7.25%, 8/15/04.............................................        14,744,000         16,011,070
 6.125%, 8/15/07............................................        12,840,000         13,241,263
 6.125%, 11/15/27...........................................         6,258,000          6,435,965
+Washington Mutual Inc......................................             6,983            468,734
                                                                                     ------------
                                                                                       85,929,542
                                                                                     ------------
VENEZUELA .9%
Venezuela Front Load Interest Reduction Bond, FRN, 6.75%,
  3/31/07...................................................         2,261,902          2,024,403
                                                                                     ------------
TOTAL LONG TERM SECURITIES (COST $218,489,317)..............                          212,729,322
                                                                                     ------------
SHORT TERM INVESTMENTS 1.7%
Federal Farm Credit Banks, 5.62%, 4/01/98...................         3,000,000          2,999,934
Federal Home Loan Mortgage Corp., 5.45%, 3/20/98............         1,000,000            997,300
                                                                                     ------------
TOTAL SHORT TERM INVESTMENTS (COST $3,996,972)..............                            3,997,234
                                                                                     ------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $222,486,289).............................................                          216,726,556
                                                                                     ------------
a REPURCHASE AGREEMENT 4.1%
Bank of America, 5.62%, 3/02/98 (Maturity Value $9,504,449)
  (COST $9,500,000) Collateralized by U.S. Treasury Notes...         9,500,000          9,500,000
                                                                                     ------------
TOTAL INVESTMENTS (COST $231,986,289) 97.7%.................                          226,226,556
NET EQUITY IN FORWARD CONTRACTS.............................                             (118,873)
OTHER ASSETS, LESS LIABILITIES 2.3%.........................                            5,345,988
                                                                                     ------------
TOTAL NET ASSETS 100.0%.....................................                         $231,453,671
                                                                                     ============
AUD -- Australian Dollar
CAD -- Canadian Dollar
DEM -- German Mark
DKK -- Danish Krone
ESP -- Spanish Peseta
GBP -- British Pound
ITL -- Italian Lira
NZD -- New Zealand Dollar
SEK -- Swedish Krona

*Non-income producing.
**Securities Traded in U.S. dollars unless otherwise indicated.
a At February 28, 1998, all repurchase agreements held by the Fund had been entered into on that date.
+Securities represent equity investments.
                       See Notes to Financial Statements.
                                                                              15

PAGE



TEMPLETON GLOBAL BOND FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $222,486,289)....    $216,726,556
 Repurchase agreement, at value and cost....................       9,500,000
 Receivables:
  Investment securities sold................................         117,875
  Fund shares sold..........................................       1,325,391
  Dividends and interest....................................       5,148,135
 Unrealized gain on forward exchange contracts (Note 6).....         239,556
                                                                ------------
      Total assets..........................................     233,057,513
                                                                ------------
Liabilities:
 Payables:
  Fund shares redeemed......................................         595,105
  To affiliates.............................................         194,597
 Funds advanced by custodian................................         360,245
 Unrealized loss on forward exchange contracts (Note 6).....         358,429
 Other liabilities..........................................          95,466
                                                                ------------
      Total liabilities.....................................       1,603,842
                                                                ------------
Net assets, at value........................................    $231,453,671
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $    692,098
 Net unrealized depreciation................................      (5,941,969)
 Accumulated net realized loss..............................        (558,586)
 Beneficial shares..........................................     237,262,128
                                                                ------------
Net assets, at value........................................    $231,453,671
                                                                ============
CLASS I:
 Net asset value per share ($198,056,790 / 20,316,311)......           $9.75
                                                                ============
 Maximum offering price per share ($9.75 / 95.75%)..........          $10.18
                                                                ============
CLASS II:
 Net asset value per share ($19,530,707 / 2,002,340)*.......           $9.75
                                                                ============
 Maximum offering price per share ($9.75 / 99.00%)..........           $9.85
                                                                ============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
   ($13,866,174 / 1,423,207)................................           $9.74
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 16

PAGE



TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

Investment Income:
 Dividends..................................................    $   167,845
 Interest...................................................      8,209,649
                                                                -----------
      Total investment income...............................                      $ 8,377,494
Expenses:
 Management fees (Note 3)...................................        570,409
 Administrative fees (Note 3)...............................        169,819
 Distribution fees (Note 3)
       Class I..............................................        259,564
       Class II.............................................         58,759
 Transfer agent fees (Note 3)...............................        151,060
 Custodian fees.............................................         17,438
 Reports to shareholders....................................         34,400
 Registration and filing fees...............................         32,000
 Professional fees (Note 3).................................         31,000
 Directors' fees and expenses...............................         14,000
 Other......................................................            617
                                                                -----------
      Total expenses........................................                        1,339,066
                                                                                  -----------
            Net investment income...........................                        7,038,428
                                                                                  -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     (1,347,063)
  Foreign currency transactions.............................      1,702,472
                                                                -----------
     Net realized gain......................................                          355,409
 Net unrealized depreciation on:
  Investments...............................................     (1,215,289)
  Translation of assets and liabilities denominated in
    foreign currencies......................................       (796,090)
                                                                -----------
     Net unrealized depreciation............................                       (2,011,379)
                                                                                  -----------
Net realized and unrealized loss............................                       (1,655,970)
                                                                                  -----------
Net increase in net assets resulting from operations........                      $ 5,382,458
                                                                                  ===========

                       See Notes to Financial Statements.
                                                                              17

PAGE



TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                      ENDED
                                                                FEBRUARY 28, 1998         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1997
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................      $  7,038,428           $ 13,445,285
  Net realized gain from investments and foreign currency
    transactions............................................           355,409              2,556,246
  Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................        (2,011,379)            (2,361,748)
                                                                   ------------------------------------
    Net increase in net assets resulting from operations....         5,382,458             13,639,783
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................        (6,122,154)           (11,873,359)
   Class II.................................................          (523,204)              (653,900)
   Advisor Class............................................          (443,838)              (175,160)
  Net realized gains:
   Class I..................................................          (102,441)                    --
   Class II.................................................            (9,486)                    --
   Advisor Class............................................            (7,263)                    --
 Capital share transactions (Note 2):
   Class I..................................................         1,475,722             11,375,603
   Class II.................................................         3,058,793             10,137,187
   Advisor Class............................................         1,242,497             12,893,491
                                                                   ------------------------------------
    Net increase in net assets..............................         3,951,084             35,343,645
Net assets:
 Beginning of period........................................       227,502,587            192,158,942
                                                                   ------------------------------------
 End of period..............................................      $231,453,671           $227,502,587
                                                                   ====================================
Undistributed net investment income included in net assets:
 End of period..............................................      $    692,098           $    742,866
                                                                   ====================================

                       See Notes to Financial Statements.
 18

PAGE



TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited)

1. SUMMARY OF ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund) is a separate, non-diversified series of Templeton Income Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income through a flexible policy of investing in debt securities, governments and government agencies of various nations throughout the world. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              19

PAGE


TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (continued)

1. SUMMARY OF ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class I, Class II and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At February 28, 1998, there were an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                  FEBRUARY 28, 1998                   AUGUST 31, 1997
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                             -------------------------------------------------------------
CLASS I SHARES:
Shares sold................................................   2,981,151    $ 29,361,099          8,683,958    $ 86,215,013
Shares issued on reinvestment of distributions.............     466,755       4,582,538            817,138       8,116,791
Shares redeemed............................................  (3,299,323)    (32,467,915)        (8,348,405)    (82,956,201)
                                                             -------------------------------------------------------------
Net increase...............................................     148,583    $  1,475,722          1,152,691    $ 11,375,603
                                                             =============================================================

 20

PAGE


TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                 SIX MONTHS ENDED                    YEAR ENDED
                                                                 FEBRUARY 28, 1998                AUGUST 31, 1997
                                                              --------------------------------------------------------
                                                               SHARES       AMOUNT             SHARES        AMOUNT
                                                              --------------------------------------------------------
CLASS II SHARES:
Shares sold.................................................   500,737    $ 4,931,953         1,214,404    $12,072,843
Shares issued on reinvestment of distributions..............    46,848        460,069            56,414        559,590
Shares redeemed.............................................  (237,090)    (2,333,229)         (250,933)    (2,495,246)
                                                              --------------------------------------------------------
Net increase................................................   310,495    $ 3,058,793         1,019,885    $10,137,187
                                                              ========================================================

                                                                 SIX MONTHS ENDED                    YEAR ENDED
                                                                FEBRUARY 28, 1998                AUGUST 31, 1997*
                                                              --------------------------------------------------------
                                                               SHARES       AMOUNT             SHARES        AMOUNT
                                                              --------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.................................................   668,204    $ 6,578,771         1,727,048    $17,132,789
Shares issued on reinvestment of distributions..............     7,244         70,990             5,975         58,875
Shares redeemed.............................................  (549,940)    (5,407,264)         (435,324)    (4,298,173)
                                                              --------------------------------------------------------
Net increase................................................   125,508    $ 1,242,497         1,297,699    $12,893,491
                                                              ========================================================

*Effective date of Advisor Class Shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.50%         First $200 million
0.45%         Over $200 million, up to and including $1.3 billion
0.40%         Over $1.3 billion

                                                                              21

PAGE


TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's average daily net assets as follows:

ANNUALIZED
 FEE RATE     AVERAGE DAILY NET ASSETS
--------------------------------------
0.15%         First $200 million
0.135%        Next $500 million
0.10%         Next $500 million
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 0.65% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1998, unreimbursed cost were $34,409. Distributors paid net commissions on sales of the Fund's shares and received contingent deferred sales charges for the year of $1,698 and $5,400, respectively.

Included in professional fees are legal fees of $24,818 that were paid to a law firm in which a partner is an officer of the Trust.

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1998, aggregated $77,583,997 and $68,172,643 respectively.

5. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At February 28, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $ 3,576,676
Unrealized depreciation.....................................   (9,336,409)
                                                              -----------
Net unrealized depreciation.................................  $(5,759,733)
                                                              ===========

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance sheet risks, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting

 22

PAGE



TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (continued)

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. At February 28, 1998, the Fund has outstanding forward exchange contracts for the sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the date of entry into the contract.

As of February 28, 1998, the Fund had the following forward exchange contracts outstanding:

                                                                                    IN        SETTLEMENT         UNREALIZED
                                                                               EXCHANGE FOR      DATE            GAIN/(LOSS)
                          CONTRACTS TO SELL:                                   ---------------------------------------------
----------------------------------------------------------------------
 20,500,000  German Marks.............................................   U.S.  $11,403,904     3/25/98     U.S.   $  84,429
  4,925,000  German Marks.............................................           2,725,512      4/6/98                4,105
  9,850,000  German Marks.............................................           5,451,627      4/7/98                8,489
                                                                               -----------                        ---------
                                                                         U.S.  $19,581,043                           97,023
                                                                               ===========
      Net unrealized gain on offsetting forward exchange contracts....                                              142,533
                                                                                                                  ---------
        Unrealized gain on forward exchange contracts.................                                              239,556
                                                                                                                  ---------
                          CONTRACTS TO SELL:
                            --------------
  1,900,000  New Zealand Dollars......................................   U.S.  $ 1,069,700     3/12/98              (39,872)
  2,025,000  New Zealand Dollars......................................           1,280,620     3/17/98               (3,588)
    950,000  Australian Dollars.......................................           1,333,118     3/20/98              (42,121)
  6,027,000  Canadian Dollars.........................................           1,998,373     3/20/98               (5,101)
  1,435,000  New Zealand Dollars......................................             549,195     3/23/98               (5,060)
  2,200,000  German Marks.............................................           5,412,088     3/23/98              (26,109)
  9,850,000  Canadian Dollars.........................................           4,145,288      4/2/98              (92,799)
  2,850,000  Australian Dollars.......................................           3,039,661      4/2/98              (59,323)
  4,562,000  Canadian Dollars.........................................             991,501      4/3/98              (17,587)
                                                                               -----------                        ---------
                                                                         U.S.  $19,819,544                         (291,560)
                                                                               ===========
      Net unrealized loss on offsetting forward exchange contracts....                                              (66,869)
                                                                                                                  ---------
        Unrealized loss on forward exchange contracts.................                                             (358,429)
                                                                                                                  ---------
          Net unrealized loss on forward exchange contracts...........                                     U.S.   $(118,873)
                                                                                                                  =========

                                                                              23

PAGE



                       This page intentionally left blank


PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends
Fund Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

                                                                         10/97.1

PAGE


PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus for the Templeton Global Bond Fund, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

406 S98 04/98       [LOGO] Printed on recycled paper